Basis of Presentation, Organization and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation, Organization and Summary of Significant Accounting Policies

1. Basis of Presentation, Organization and Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited consolidated financial statements of Celladon Corporation (Celladon or the Company) should be read in conjunction with the audited financial statements and notes thereto as of and for the year ended December 31, 2014 included in the Company’s Annual Report on Form 10-K (Annual Report) filed with the Securities and Exchange Commission (SEC). The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, since they are interim statements, the accompanying financial statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the accompanying financial statements reflect all adjustments (consisting of normal recurring adjustments) that are necessary for a fair statement of the financial position, results of operations and cash flows for the interim periods presented. Interim results are not necessarily indicative of results for a full year. The preparation of the Company’s consolidated financial statements requires it to make estimates and assumptions that impact the reported amounts of assets, liabilities and expenses and the disclosure of contingent assets and liabilities in the Company’s consolidated financial statements and accompanying notes. The most significant estimates in the Company’s consolidated financial statements relate to the fair value of equity awards and clinical trial expense accruals. Although these estimates are based on the Company’s knowledge of current events and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.

Organization

Celladon was incorporated in California on December 21, 2000 (inception) and reincorporated in Delaware in April 2012. The Company is a biotechnology company that has been focused on the development of cardiovascular gene therapy. As a consequence of the negative results from the Phase 2b clinical trial of its lead product candidate, MYDICAR (AAV1/SERCA2a), the Company is evaluating its strategic opportunities to maximize shareholder value, including the possibility of seeking a merger, sale of the Company or all or some of its assets, and/or a liquidation. At this time, the Company’s current development activities are limited to the oversight of the long-term follow up period in the CUPID 2 trial, which is expected to continue through February 2016.

As of September 30, 2015, the Company has devoted substantially all of its efforts to product development, raising capital and building infrastructure and has not generated revenues from product sales or other sources.

Principles of Consolidation

The financial statements of the Company’s former subsidiary Celladon Europe B.V. (Celladon Europe) were consolidated with those of the Company through Celladon Europe’s dissolution on December 30, 2014. All intercompany transactions and balances were eliminated in consolidation.

Investment Securities

Investment securities primarily consist of investment grade corporate debt securities. The Company classifies all investment securities as available-for-sale. Investments with maturity dates greater than 12 months from the end of each reporting period are classified as long-term. Investment securities are carried at fair value, with the unrealized gains and losses reported as a component of other comprehensive income (loss) in stockholders’ equity (deficit) until realized. Realized gains and losses from the sale of investment securities, if any, are determined on a specific identification basis. A decline in the market value of any investment security below cost that is determined to be other than temporary will result in an impairment charge to earnings and a new cost basis for the security is established. No such impairment charges were recorded for any period presented. As of December 31, 2014, none of the investment securities had been in an unrealized loss position for more than 12 months. Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the straight-line method and are included in interest income. Interest income is recognized when earned. During the third quarter of 2015 the Company’s investment securities matured and the Company held the proceeds as cash equivalents. As of September 30, 2015, the Company had no investment securities.

The following table sets forth the composition of the Company’s investment securities (in thousands) as of December 31, 2014:

			Unrealized
As of December 31, 2014	Maturity in Years	Amortized Cost	Gains	Losses	Fair Value
Corporate debt securities	Less than 1 year	$70,521	$—	$(8)	$70,513

Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per common share is calculated by dividing net loss applicable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Potentially dilutive shares, which include convertible preferred stock and rights to acquire convertible preferred stock (non-controlling interest), warrants for the purchase of common stock and options outstanding under the Company’s equity incentive plans, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	Nine Months Ended September 30,
	2015	2014
Warrants for common stock	152,735	206,340
Common stock options and restricted stock units	1,527,098	2,527,067

	1,679,833	2,733,407

Recent Accounting Pronouncements

In April 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The amendments in this ASU require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The amendments in this ASU are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the amendments is permitted. The new guidance shall be applied on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, which defined management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosure. ASU 2014-15 defined the term substantial doubt and requires an assessment for a period of one year after the date of the issuance of the financial statements. It requires certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans and requires an express statement and other disclosures when substantial doubt is not alleviated. The guidance becomes effective for reporting periods beginning after December 15, 2016, with early adoption permitted. The Company does not believe that the adoption of this guidance will have a material impact on its consolidated financial statements.

1. Organization and Summary of Significant Accounting Policies

Organization

Celladon Corporation (Celladon or the Company) was incorporated in California on December 21, 2000 (inception) and reincorporated in Delaware in April 2012. The Company is a clinical-stage biotechnology with industry-leading expertise in the development of cardiovascular gene therapy. The Company applies its leadership position in the field of gene therapy and calcium dysregulation to develop novel therapies for diseases with tremendous unmet medical needs and characterized by an underlying SERCA enzyme deficiency.

As of December 31, 2014, the Company has devoted substantially all of its efforts to product development, raising capital and building infrastructure and has not generated revenues from its planned principal operations.

Use of Estimates

The Company’s consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP). The preparation of the Company’s consolidated financial statements requires it to make estimates and assumptions that impact the reported amounts of assets, liabilities and expenses and the disclosure of contingent assets and liabilities in the Company’s consolidated financial statements and accompanying notes. The most significant estimates in the Company’s consolidated financial statements relate to the fair value of equity awards and clinical trial expense accruals. Although these estimates are based on the Company’s knowledge of current events and actions it may undertake in the future, actual results may ultimately materially differ from these estimates

Public Offerings

In February 2014, the Company completed its initial public offering of 6,325,000 shares of common stock at an offering price of $8.00 per share, which included the exercise by the underwriters of their option to purchase 825,000 additional shares of common stock. The Company received net proceeds of $44.3 million after deducting underwriting discounts and commission and offering expenses payable by the Company, including $1.7 million in offering costs paid by the Company prior to December 31, 2013. In connection with the initial public offering, all outstanding shares of convertible preferred stock were converted into shares of common stock, the outstanding principal and accrued interest on the Company’s outstanding convertible notes were converted into shares of common stock and the unamortized debt discount related to the convertible notes was charged to expense, warrants to purchase shares of Series A-1 preferred stock were converted into warrants to purchase common stock, the warrant liability was reclassified to additional paid-in capital, and the Company’s certificate of incorporation was amended and restated to authorize 200,000,000 shares of common stock and 10,000,000 shares of undesignated preferred stock. See Note 7 for additional information.

In August 2014, the Company completed an underwritten public offering of 4,600,000 shares of common stock at an offering price of $9.50 per share, which included the exercise by the underwriters of their option to purchase 600,000 additional shares of common stock. The Company received net proceeds of $40.7 million after deducting underwriting discounts and commission and offering expenses payable by the Company. See Note 7 for additional information.

Principles of Consolidation

On April 27, 2012, Celladon formed a subsidiary, Celladon Europe B.V. (Celladon Europe), a Dutch limited liability company, for the purpose of managing the new capital investment made by Cooperatief LSP IV U.A. (LSP) related to Celladon’s Series A-1 preferred stock (see Note 2). From its inception to June 6, 2013 the subsidiary was 90% owned by Celladon and from June 6, 2013 to December 29, 2014 the subsidiary was wholly owned by Celladon. Celladon Europe was dissolved on December 30, 2014. The financial statements of Celladon Europe are consolidated with those of the Company. All intercompany transactions and balances were eliminated in consolidation. The U.S. dollar was the functional currency of Celladon Europe. The Company remeasured Celladon Europe’s assets and liabilities related to monetary assets and liabilities to the U.S. dollar and recorded the net gains or losses resulting from remeasurement in other income (expense) in the consolidated statements of operations and comprehensive loss. During all periods presented, the Company did not record any material gains or losses from remeasurement.

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment.

Cash and Cash Equivalents

Cash and cash equivalents consists primarily of readily available checking, money market accounts and money market funds. The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.

Investment Securities

Investment securities primarily consist of investment grade corporate debt securities. The Company classifies all investment securities as available-for-sale. Investments with maturity dates greater than 12 months from the end of each reporting period are classified as long-term. Investment securities are carried at fair value, with the unrealized gains and losses reported as a component of other comprehensive income (loss) in stockholders’ equity (deficit) until realized. Realized gains and losses from the sale of investment securities, if any, are determined on a specific identification basis. A decline in the market value of any investment security below cost that is determined to be other than temporary will result in an impairment charge to earnings and a new cost basis for the security is established. No such impairment charges were recorded for any period presented. As of December 31, 2014 and December 31, 2013, none of the investment securities have been in an unrealized loss position for more than 12 months. Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the straight-line method and are included in interest income. Interest income is recognized when earned.

The following table sets forth the composition of the Company’s investment securities (in thousands):

As of December 31, 2014	Maturity in Years	Amortized Cost	Unrealized		Fair Value
			Gains	Losses
Corporate debt securities	Less than 1 year	$70,521	$—	$(8)	$70,513

As of December 31, 2013	Maturity in Years	Amortized Cost	Unrealized		Fair Value
			Gains	Losses
Corporate debt securities	Less than 1 year	$10,465	$2	$—	$10,467

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk, consist primarily of cash, cash equivalents and investment securities. The Company has established guidelines regarding diversification of investments and their maturities, which are designed to maintain principal and maximize liquidity. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets (generally three to five years) and generally consist of furniture and fixtures, computers, and office equipment. Repairs and maintenance costs are charged to expense as incurred.

Impairment of Long-Lived Assets

Long-lived assets consist primarily of property and equipment. An impairment loss is recorded if and when events and circumstances indicate that assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amount of those assets. While the Company’s current and historical operating losses and negative cash flows are indicators of impairment, management believes that future cash flows to be received support the carrying value of its long-lived assets and, accordingly, has not recognized any impairment losses since inception.

Clinical Trial Accruals

As part of the process of preparing its financial statements, the Company is required to estimate its expenses resulting from its obligations under contracts with vendors and consultants and clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiations which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to the Company under such contracts. The Company’s objective is to reflect the appropriate trial expenses in its financial statements by matching those expenses with the period in which services and efforts are expended. The Company accounts for these expenses according to the progress of the trial as measured by patient progression and the timing of various aspects of the trial. The Company determines accrual estimates through financial models taking into account discussion with applicable personnel and outside service providers as to the progress or state of consummation of trials, or the services completed. During the course of a clinical trial, the Company adjusts its rate of clinical expense recognition if actual results differ from its estimates. The Company makes estimates of its accrued expenses as of each balance sheet date in its financial statements based on the facts and circumstances known at that time. Although the Company does not expect its estimates to be materially different from amounts actually incurred, its understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in the Company reporting amounts that are too high or too low for any particular period. Through December 31, 2014, there have been no material adjustments to the Company’s prior period estimates of accrued expenses for clinical trials. The Company’s clinical trial accrual is dependent upon the timely and accurate reporting of contract research organizations and other third-party vendors.

Preferred Stock Warrant Liability

The Company had issued freestanding warrants to purchase shares of its convertible preferred stock. The fair value of these warrants is classified as a current liability at December 31, 2013 in the accompanying consolidated balance sheets since the underlying redeemable convertible preferred stock is classified as temporary equity at December 31, 2013 in the accompanying consolidated balance sheets instead of in stockholders’ equity (deficit) in accordance with authoritative guidance for the classification and measurement of redeemable securities. The warrants were recorded at fair value using the Black-Scholes option pricing model with any changes in fair value being recognized as a component of other income (expense) in the accompanying consolidated statements of operations and comprehensive loss. Upon completion of the Company’s initial public offering in February 2014, the warrants no longer required liability accounting and the then fair value of the warrant liability was reclassified into equity

Deferred Rent

Deferred rent consists of the difference between cash payments and the recognition of rent expense on a straight-line basis for the facility the Company occupies. The Company’s lease for its facility provides for fixed increases in minimum annual rental payments. The total amount of rental payments due over the lease term is being charged to rent expense ratably over the life of the lease.

Preferred Stock

The Company classifies preferred stock that is redeemable or subject to liquidation outside of the Company’s control outside of permanent equity. For preferred stock that is contractually redeemable outside of the Company’s control, the carrying value is increased to its redemption value by accretion in the period of issuance. In the absence of retained earnings, these accretion charges are recorded against additional paid-in capital.

Research and Development Costs

Research and development expenses consist primarily of salaries and related overhead expenses; fees paid to consultants and contract research organizations; costs related to acquiring and manufacturing clinical trial materials; costs related to compliance with regulatory requirements; and maintenance and license payments related to licensed product candidates and technologies. All research and development costs are expensed as incurred.

Patent Costs

Costs related to filing and pursuing patent applications are recorded as general and administrative expense and expensed as incurred since recoverability of such expenditures is uncertain.

Stock-Based Compensation

Stock-based compensation expense represents the cost of the grant date fair value of employee stock option grants and stock purchases under the Employee Stock Purchase Plan (ESPP) recognized over the requisite service period of the awards (usually the vesting period) on a straight-line basis, net of estimated forfeitures. The Company estimates the fair value of the awards using the Black-Scholes option pricing model.

The Company accounts for stock options granted to non-employees using the fair value approach. These option grants are subject to periodic revaluation over their vesting terms.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes net deferred tax assets to the extent that management believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If management determines that the Company would be able to realize its deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions on the basis of a two-step process whereby (1) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, management recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Any accrued interest and penalties are included within the related tax liability.

Comprehensive Loss

Comprehensive loss is defined as a change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company’s only component of other comprehensive loss is unrealized gains (losses) on investment securities. Comprehensive loss has been reflected in the consolidated statements of operations and comprehensive loss and as a separate component of the statements of stockholders’ deficit for all periods presented.

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method. Dilutive common stock equivalents are comprised of convertible preferred stock and rights to acquire convertible preferred stock (non-controlling interest), warrants for the purchase of common stock and options outstanding under the Company’s stock option plans. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss position.

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	Years Ended December 31,
	2014	2013
Redeemable convertible preferred stock	—	10,179,372
Convertible preferred stock	—	971,820
Warrants for convertible preferred stock	—	231,821
Warrants for common stock	206,340	702
Common stock options	2,408,634	1,543,667

	2,614,974	12,927,382

Recent Accounting Pronouncements

In July 2013, the FASB issued Accounting Standards Update (ASU) No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 provides explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The guidance is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013, with an option for early adoption. On January 1, 2014, the Company adopted this standard, which had no impact on its financial position or results of operations.

In June 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. ASU 2014-10 a) eliminates the requirement for development stage entities to present inception-to-date information in the statements of income, cash flows and shareholder equity, b) amends Topic 275 to clarify that the risk and uncertainty disclosure requirements apply to entities that have not commenced principal operations, c) eliminates the exception related to the sufficiency of equity at risk for development stage entities from the guidance on variable interest entities in paragraph 810-10-15-16 to increase consistency in application of consolidated guidance across all entities and d) removes the definition of development stage entities from the Master Glossary of the Accounting Standards Codification. The amendments in this Update are to be applied retrospectively except for the clarification to Topic 275, which shall be applied prospectively. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2014, with an option for early adoption. The Company adopted this guidance prior to filing this Annual Report on Form 10-K for the year ended December 31, 2014. The adoption of ASU 2014-10 impacted disclosure only and did not have any impact on the Company’s financial position or results of operations.

In June 2014, the FASB issued ASU No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period, which clarifies that entities should treat performance targets that can be met after the requisite service period of a share-based payment award as performance conditions that affect vesting. This standard is effective for annual reporting periods ending after December 15, 2015 and interim periods within those annual periods. Early adoption is permitted. The adoption of this guidance is expected to have no impact on the Company’s financial position or results of operations.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements Going Concern, which requires management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances. This standard is effective for annual reporting periods ending after December 15, 2016 and interim periods thereafter. Early adoption is permitted. The adoption of this guidance is expected to have no impact on the Company’s financial position or results of operations.

In November 2014, the FASB issued ASU No. 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or Equity, which requires the use of the whole instrument approach in determining the nature of a host contract in a hybrid instrument. This standard is effective for annual reporting periods ending after December 15, 2015 and interim periods within those annual periods. Early adoption is permitted. The adoption of this guidance is expected to have no impact on the Company’s financial position or results of operations.